Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue		€ 363,641	€ 266,718	€ 51,174
Cost of sales		44,258	44,395	12,137
Gross profit		319,383	222,323	39,037
Research and development costs		307,004	413,454	379,624
Selling, general and administrative expenses		291,142	264,410	221,227
Operating profit/(loss)		(278,763)	(455,541)	(561,814)
Share of profit/(loss) of associates		(20,060)	(18,395)	(17,697)
Finance income		25,609	43,857	52,181
Finance expenses		100,027	44,065	50,487
Profit/(loss) before tax		(373,241)	(474,144)	(577,817)
Income taxes (expenses)		(4,843)	(7,303)	(5,377)
Net profit/(loss) for the year		(378,084)	(481,447)	(583,194)
Attributable to owners of the Company		€ (378,084)	€ (481,447)	€ (583,194)
Basic earnings/(loss) per share		€ (6.53)	€ (8.55)	€ (10.4)
Diluted earnings/(loss) per share		€ (6.53)	€ (8.55)	€ (10.4)
Number of shares used for calculation (basic and diluted)	[1]	57,891,570	56,287,060	56,071,793
Statement of comprehensive income [abstract]
Net profit/(loss) for the year		€ (378,084)	€ (481,447)	€ (583,194)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations		1,062	(2,731)	(327)
Other comprehensive income/(loss) for the year, net of tax		1,062	(2,731)	(327)
Total comprehensive income/(loss)		(377,022)	(484,178)	(583,521)
Attributable to owners of the Company		€ (377,022)	€ (484,178)	€ (583,521)

[1]	As of December 31, 2024, 2023 and 2022, a total of 6,204,122, 6,523,784 and 6,864,011 warrants outstanding, respectively, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the years presented.